Other Assets - Other Asset Balances (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Assets [Abstract]
Deferred contract costs	$ 105	$ 111
Taxes receivable	58	42
Prepaid expenses	46	37
Favorable drilling and management services contracts	19	42
Reimbursable amounts due from customers	8	8
Right of use asset	7	9
Derivative asset - interest rate cap		5
Other	29	8
Total other assets	$ 272	$ 262
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent